Stockholders' equity and reserves - Reserve for repurchase of shares (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stockholders' equity and reserves
Balance as of January 1	86,928	20,000	0
(+) Total shares purchased	133,488	86,928	20,000
(-) Total shares sold	(120,020)	(20,000)	0
Balance as of December 31	100,396	86,928	20,000